INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE
	2020	2019

Book Income (Loss)	(29,514,380)	1,236,710

Non-deductible expenses	29,381,500	(1,013,080)

Valuation Allowance	132,880	(223,630)

Income tax expense	$-	$-

SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

Net deferred tax assets consist of the following components as of December 31, 2020 and 2019:

	2020	2019
Deferred tax assets:
NOL carryover	(2,076,950)	(1,947,750)
R & D credit	166,875	142,385
Depreciation	10,735	10,735

Deferred tax liabilities:		-

Less Valuation Allowance	1,899,340	1794,630

Net deferred tax asset	$-	$-